Stockholders' Equity (Deficit) - Schedule of Stock Option Valuation Model Assumptions (Details)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Expected term, in years	2 years 9 months 29 days
Expected volatility	162.24%
Risk-free interest rate	0.44%
Dividend yield	0.00%